Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	84 Months Ended		116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024 [3]	Dec. 31, 2024
Empower Emerging Markets Equity Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Emerging Markets Equity Fund (Institutional Class/MXENX)
Average Annual Return, Percent	10.23%	1.72%	0.69%	[1]
Empower Emerging Markets Equity Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Emerging Markets Equity Fund (Investor Class/MXEOX)
Average Annual Return, Percent	9.85%	1.35%	0.33%	[2]
Empower International Growth Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower International Growth Fund (Institutional Class/MXHTX)
Average Annual Return, Percent	4.45%	3.21%			4.39%
Empower International Growth Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower International Growth Fund (Investor Class/MXIGX)
Average Annual Return, Percent	4.05%	2.83%				4.93%
Empower International Index Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower International Index Fund (Institutional Class/MXPBX)
Average Annual Return, Percent	3.23%	4.57%			4.33%
Empower International Index Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower International Index Fund (Investor Class/MXINX)
Average Annual Return, Percent	2.92%	4.19%				4.76%
Empower International Value Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower International Value Fund (Institutional Class/MXJVX)
Average Annual Return, Percent	5.93%	5.54%			6.01%
Empower International Value Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower International Value Fund (Investor Class/MXIVX)
Average Annual Return, Percent	5.46%	5.13%				6.35%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%	1.70%	1.06%	[1],[2]
MSCI EAFE® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index
Average Annual Return, Percent	3.82%	4.73%			4.43%	5.20%
MSCI EAFE® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Growth Index
Average Annual Return, Percent	2.05%	4.00%			5.02%	5.84%
MSCI EAFE® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Value Index
Average Annual Return, Percent	5.68%	5.09%			3.59%	4.31%

[1]	Institutional Class inception date was January 4, 2018.
[2]	Investor Class inception date was January 4, 2018.
[3]	Institutional Class inception date was May 1, 2015.